Shareholder Report, Holdings (Details) - C000255242	Mar. 31, 2025
American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Charter Communications, Inc.FR_16119P108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Phillips 66FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	38.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%